Shareholder’s Equity	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Jul. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Shareholder’s Equity

Note 7 - Shareholder’s Equity

Ordinary Shares

The Company is authorized to issue unlimited ordinary shares of no par value. Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share.

As of July 31, 2021, the Company had issued an aggregate of 1,437,500 ordinary shares for $25,000, of which 187,500 shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in the IPO. On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor for $12,500, resulting in an aggregate of 2,156,250 ordinary shares outstanding. The Sponsor agreed to forfeit 281,250 ordinary shares to the extent that the over-allotment option was not exercised in full by the underwriters. All shares and associated amounts have been retroactively restated to reflect the share capitalization. On November 24, 2021, the underwriters exercised the over-allotment option in full, so there are no longer any shares subject to forfeiture.

Warrants

Each warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share commencing 30 days after the completion of the Business Combination, and expiring five years after the completion of the Business Combination. No fractional warrants were issued and only whole warrants trade. The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $16.50 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If a registration statement is not effective within 60 days following the consummation of the Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act.

In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the Business Combination at an issue price or effective issue price of less than $9.50 per share (with such issue price or effective issue price to be determined in good faith by our board of directors), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial business combination, and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummated the Business Combination (such price, the “Market Value”) is below $9.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the Market Value, and the last sales price of the ordinary shares that triggers the Company’s right to redeem the Warrants will be adjusted (to the nearest cent) to be equal to 165% of the Market Value.

8i ACQUISITION 2 CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

Note 7 - Shareholder’s Equity

Ordinary Shares

The Company is authorized to issue unlimited ordinary shares of no par value. Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share.

As of July 31, 2021, the Company has issued an aggregate of 1,437,500 ordinary shares for $25,000, of which 187,500 shares are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in the IPO. On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor for $12,500, resulting in an aggregate of 2,156,250 ordinary shares outstanding. The Sponsor has agreed to forfeit 281,250 ordinary shares to the extent that the over-allotment option is not exercised in full by the underwriters. All shares and associated amounts have been retroactively restated to reflect the share capitalization. On November 24, 2021, the underwriters exercised the over-allotment option in full, so there is no shares subject to forfeiture any more.

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

Warrants

Each warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share commencing 30 days after the completion of its initial business combination, and expiring five years from after the completion of an initial business combination. No fractional warrant will be issued and only whole warrants will trade. The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $16.50 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If a registration statement is not effective within 60 days following the consummation of a business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act.

In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.50 per share (with such issue price or effective issue price to be determined in good faith by our board of directors), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial business combination, and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the Market Value, and the last sales price of the ordinary shares that triggers the Company’s right to redeem the Warrants will be adjusted (to the nearest cent) to be equal to 165% of the Market Value.

EUDA Health Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Shareholder’s Equity

Note 15 – Shareholders’ equity

Common stock

The Company is authorized to issue 50,000,000 ordinary shares with no par value per share. On June 8, 2021, the Company issued 1 ordinary share for total consideration of $1.00. On July 24, 2021, the Company issued additional 999,999 ordinary shares for total consideration of $8.00. These shares were issued in connection with the Reorganization under EHL on August 3, 2021. All of the outstanding 1,000,000 ordinary shares is presented on the basis as if the Reorganization under EHL became effective as of the beginning of the first period presented on January 1, 2020.

Capital contributions

For the years ended December 31, 2021 and 2020, the Company’s shareholders made capital contributions of $0 and $35,112 to the Company’s wholly owned subsidiary, KRHSG, prior to the Reorganization, respectively.

Note 14 – Shareholders’ equity

Common stock

The Company is authorized to issue 50,000,000 ordinary shares with no par value per share. On June 8, 2021, the Company issued 1 ordinary share for total consideration of $1.00. On July 24, 2021, the Company issued additional 999,999 ordinary shares for total consideration of $8.00. These shares were issued in connection with the Reorganization under EHL on August 3, 2021. All of the outstanding 1,000,000 ordinary shares is presented on the basis as if the Reorganization under EHL became effective as of the beginning of the first period presented on January 1, 2020.

On July 25, 2022, the Company issued additional 500,000 ordinary shares for total consideration of $500,000.